ACQUISITIONS (Details Narrative)	Sep. 30, 2023 shares	Jul. 19, 2023 shares	Jul. 04, 2023 shares	Apr. 04, 2023 shares	Jan. 03, 2023 shares	Dec. 31, 2022 shares	Oct. 05, 2022 shares	Oct. 03, 2022 shares	Sep. 22, 2022 shares	Jul. 04, 2022 shares	Jan. 13, 2022 shares	Dec. 31, 2021 shares	Oct. 14, 2021 shares	Oct. 04, 2021 shares	Jul. 05, 2021 shares	May 05, 2021 shares	Mar. 29, 2021 shares	Oct. 01, 2020 shares	Dec. 16, 2019 shares
IfrsStatementLineItems [Line Items]
Shares issued	39,643,681	1,733,334	10,961	6,727	6,727	94,917	142,395	6,727		6,727	40,983	37,885,932	200,000	2,403,846	2,000,000	435,337	18,015,883
Shares outstanding	39,643,681											37,885,932
Share Exchange Agreement [Member]
IfrsStatementLineItems [Line Items]
Percentage of share exchange for acquire of ownership interest																		54.58%
Business combination agreement [member]
IfrsStatementLineItems [Line Items]
Number of common stock issued																	18,015,883
Shares issued																	1,761
Shares outstanding																	1,761
Former Shareholder [Member] | Business combination agreement [member]
IfrsStatementLineItems [Line Items]
Number of common stock issued																			6,269,117
Zigi Carmel Initiatives and Investments Ltd. [member] | Former Shareholder [Member] | Share Exchange Agreement [Member]
IfrsStatementLineItems [Line Items]
Percentage of remaining ownership interest hold									100.00%
Number of common stock issued									7,920,000
B.Y.B.Y. Investments and Promotions Ltd. [member]
IfrsStatementLineItems [Line Items]
Percentage of remaining ownership interest hold																		26.00%
B.Y.B.Y. Investments and Promotions Ltd. [member] | Share Exchange Agreement [Member]
IfrsStatementLineItems [Line Items]
Percentage of remaining ownership interest hold																		54.58%
B.Y.B.Y. Investments and Promotions Ltd. [member] | Former Shareholder [Member] | Share Exchange Agreement [Member]
IfrsStatementLineItems [Line Items]
Percentage of remaining ownership interest hold																		74.00%
Number of common stock issued																		9,832,495
Percentage of remaining ownership interest hold																		26.00%